Earnings (Loss) Per Share - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 27, 2014		Jun. 28, 2014		Mar. 29, 2014		Dec. 31, 2013		Sep. 28, 2013		Jun. 29, 2013		Mar. 30, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Computation Of Earnings Per Share Line Items
Net income (loss) attributable to Pentair plc	$ 120.8		$ (186.0)		$ 161.5		$ 118.6		$ 158.2		$ 172.8		$ 154.1		$ 51.7		$ 214.9		$ 536.8		$ (107.2)
Income (Loss) from Continuing Operations Attributable to Parent									$ 162.9		$ 165.0		$ 138.6		$ 45.2		$ 607.0		$ 511.7		$ (81.5)
Weighted average common shares outstanding
Basic (shares)																	190.6		201.1		127.4
Dilutive impact of stock options and restricted stock awards (shares)																	3.1		3.5		0
Diluted (shares)																	193.7		204.6		127.4
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.71		$ 1.01		$ 0.82		$ 0.64		$ 0.82		$ 0.83		$ 0.69		$ 0.22		$ 3.19		$ 2.54		$ (0.64)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ (0.05)		$ (1.99)		$ 0.02		$ (0.04)		$ (0.02)		$ 0.04		$ 0.07		$ 0.03		$ (2.06)		$ 0.13		$ (0.20)
Earnings (loss) per ordinary share attributable to Pentair plc
Basic earnings (loss) per common share (USD per share)	$ 0.66	[1]	$ (0.98)	[1]	$ 0.84	[1]	$ 0.60	[1]	$ 0.80	[1]	$ 0.87	[1]	$ 0.76	[1]	$ 0.25	[1]	$ 1.13	[1]	$ 2.67	[1]	$ (0.84)
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.70		$ 1.00		$ 0.81		$ 0.63		$ 0.81		$ 0.81		$ 0.67		$ 0.22		$ 3.14		$ 2.50		$ (0.64)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.05)		$ (1.95)		$ 0.01		$ (0.04)		$ (0.03)		$ 0.04		$ 0.08		$ 0.03		$ (2.03)		$ 0.12		$ (0.20)
Diluted earnings (loss) per common share (USD per share)	$ 0.65	[1]	$ (0.95)	[1]	$ 0.82	[1]	$ 0.59	[1]	$ 0.78	[1]	$ 0.85	[1]	$ 0.75	[1]	$ 0.25	[1]	$ 1.11	[1]	$ 2.62	[1]	$ (0.84)
Anti-dilutive stock options excluded from the calculation of diluted earnings per share																	0.5		0.2		16.0

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average ordinary shares outstanding during that period